Restatement of Previously Issued Financial Statements (Details) - Schedule of the restatement on each financial statement - USD ($)	3 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability
Class A common stock subject to possible redemption	163,128,000	163,128,000	162,293,000
Additional paid-in capital	5,121,000	5,121,000	5,951,000
Retained earnings (accumulated deficit)	(2,000)	(2,000)	(951,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Other expense – Costs of issuance of warrants
Other expense – Change in value of warrant liability
Total other income (expense)		26,000	79,000
Other income – Change in value of warrant liability
Other income – Costs of issuance of warrants
Net income (loss)	$ (119,000)	$ (121,000)	$ (951,000)
Net income (loss) per Class B common share (in Dollars per share)	$ (0.03)	$ (0.03)	$ (0.24)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities
Change in fair value of warrant liability
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	10,948,000	$ 10,948,000	10,948,000
Class A common stock subject to possible redemption	9,468,000	9,468,000	(10,948,000)
Additional paid-in capital	390,000	390,000	390,000
Retained earnings (accumulated deficit)	(390,000)	(390,000)	(390,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Other expense – Costs of issuance of warrants			(390,000)
Other expense – Change in value of warrant liability			(10,571,000)
Total other income (expense)		1,090,000	(390,000)
Other income – Change in value of warrant liability	1,480,000	1,480,000
Other income – Costs of issuance of warrants	(390,000)	(390,000)
Net income (loss)	$ 1,090,000	$ 1,480,000	$ (390,000)
Net income (loss) per Class B common share (in Dollars per share)	$ 0.26	$ 0.25	$ (2.73)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities	$ (390,000)	$ (390,000)	$ (390,000)
Change in fair value of warrant liability	(1,480,000)	(1,480,000)	(10,571,000)
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant Liability	9,468,000	9,468,000	21,519,000
Class A common stock subject to possible redemption	153,660,000	153,660,000	140,774,000
Additional paid-in capital	4,031,000	4,031,000	16,912,000
Retained earnings (accumulated deficit)	969,000	969,000	(11,912,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Other expense – Costs of issuance of warrants			(390,000)
Other expense – Change in value of warrant liability			(10,571,000)
Total other income (expense)		1,116,000	(10,882,000)
Other income – Change in value of warrant liability	1,480,000	1,480,000
Other income – Costs of issuance of warrants	(390,000)	(390,000)
Net income (loss)	$ 971,000	$ 969,000	$ (11,912,000)
Net income (loss) per Class B common share (in Dollars per share)	$ 0.23	$ 0.22	$ (2.97)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities	$ (390,000)	$ (390,000)	$ (390,000)
Change in fair value of warrant liability	$ (1,480,000)	$ (1,480,000)	$ (10,571,000)